Taxation - Additional Information (Detail) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 01, 2019
Taxation [Line Items]
Cultural Development Fee rate on advertising services revenue	3.00%
Percent of tax rate reduction on cultural development fee							50.00%
Income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Income tax paid		¥ 0
Income (loss) before tax		113,631,000	$ 16,249,000		¥ 81,235,000	¥ (539,028,000)
Income tax expenses		¥ 16,589,000	$ 2,372,000		¥ 6,009,000	¥ 11,089,000
High and New Technology Enterprises [Member]
Taxation [Line Items]
Expiration period for tax losses		5 years	5 years	5 years
High and New Technology Enterprises [Member] | New tax legislation [Member]
Taxation [Line Items]
Expiration period for tax losses		10 years	10 years	10 years
Services provided [Member]
Taxation [Line Items]
value-added tax rate		6.00%	6.00%	6.00%
Sales of general goods [Member]
Taxation [Line Items]
value-added tax rate		13.00%	13.00%	13.00%
Electronic Publications [Member]
Taxation [Line Items]
value-added tax rate		9.00%	9.00%	9.00%
Cayman Islands [Member]
Taxation [Line Items]
Accrued withholding income tax amount | $			$ 0
Hong Kong [Member]
Taxation [Line Items]
Tax rate below threshold		8.25%	8.25%	8.25%
Threshold limit | $				$ 2
Tax rate above threshold		16.50%	16.50%	16.50%
Hong Kong [Member] | Minimum [Member]
Taxation [Line Items]
Threshold limit | $				$ 2
China [Member]
Taxation [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Withholding tax rate		10.00%	10.00%	10.00%
Beneficial withholding tax rate		5.00%	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%	25.00%	25.00%
China [Member] | High and New Technology Enterprises [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%
Preferential income tax rate period (years)		3 years	3 years	3 years
China [Member] | High and New Technology Enterprises [Member] | Youdao Information [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%	15.00%	15.00%
China [Member] | High and New Technology Enterprises [Member] | Beijing Lingshi Ruifeng Education Technology Co., Ltd [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%	15.00%	15.00%
China [Member] | High and New Technology Enterprises [Member] | NetEase Youdao Information Technology (Hangzhou) Co., Ltd. ("Youdao Hangzhou") [Member]
Taxation [Line Items]
Preferential tax rate					15.00%	15.00%
Domestic [Member]
Taxation [Line Items]
Income (loss) before tax		¥ 128,535,000
Income tax expenses		15,416,000
Foreign [Member]
Taxation [Line Items]
Income (loss) before tax		(14,904,000)
Income tax expenses		¥ 1,173,000